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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06495

       Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
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               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
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              (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                    ---------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

            Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                                  Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER:               811 - 06495
REPORTING PERIOD:                                 07/01/2010 - 06/30/2011
REGISTRANT  ADDRESS:                              301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE):

                                                                                                         FUND'S VOTE
                                                                                                            FOR OR
                                                                                                           AGAINST
                                                                                                         PROPOSAL, OR
                                                                                                         ABSTAIN; FOR
                                                                                               WHETHER   OR WITHHOLD    WHETHER VOTE
 ISSUER OF     EXCHANGE              SHAREHOLDER           SUMMARY            WHO PROPOSED    FUND CAST   REGARDING       WAS FOR
 PORTFOLIO      TICKER                 MEETING            OF MATTER         MATTER: ISSUER /   VOTE ON   ELECTION OF    OR  AGAINST
 SECURITY       SYMBOL    CUSIP #       DATE              VOTED ON            SHAREHOLDER      MATTER     DIRECTORS      MANAGEMENT
------------   --------  ----------  ------------  ----------------------   ----------------  ---------- -------------  ------------
BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   An advisory
                                                   "say on pay" vote
                                                   to approve executive
                                                   compensation             Issuer            Yes        For            For
BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   An advisory
                                                   vote on  the
                                                   frequency of future
                                                   advisory
                                                   "say on pay" votes       Issuer            Yes        For            For
BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   Approve auditor          Issuer            Yes        For            For

BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   Approve directors        Issuer            Yes        For            For

BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   Cumulative voting        Security
                                                   in contested elections   Holder            Yes        Against        For
BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   Disclosure of            Security
                                                   government employment    Holder            Yes        Against        For
BANK OF                                                                     Security
AMERICA CORP   BAC       060505559     5/11/2011   Grassroots lobbying      Holder            Yes        Against        For

BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   Mortgage servicing       Security
                                                   operations               Holder            Yes        Against        For

BANK OF                                                                     Security
AMERICA CORP   BAC       060505559     5/11/2011   OTC Derivatives trading  Holder            Yes        Against        For
BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   Prohibition of certain   Security
                                                   relocation benefits      Holder            Yes        Against        For
BANK OF
AMERICA CORP   BAC       060505559     5/11/2011   Recoupment of incentive  Security
                                                   compensation             Holder            Yes        Against        For

BANK OF                                            Stockholder action by    Security
AMERICA CORP   BAC       060505559     5/11/2011   written consent          Holder            Yes        Against        For

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*   Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

By (Signature and Title)*  /s/ Donald F. Crumrine
                           --------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date August 18, 2011

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*  Print the name and title of each signing officer under his or her signature.